Advances for Vessel Acquisitions and Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Advances for Vessel Acquisitions and Vessels, net [Abstract]
Schedule of Vessels, net in the accompanying consolidated balance sheets

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2021 $
810,429 $ (166,979)
$ 643,450
- Additions for vessel acquisitions and improvements 358,504 - 358,504
- Additions for improvements reclassified from other non-
current assets
1,370 - 1,370
- Vessel disposals
(29,175) 12,453 (16,722)
- Depreciation for the year - (36,986) (36,986)
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616
- Additions for vessel acquisitions and improvements 61,682 - 61,682
- Vessel disposals
(60,655) 21,688 (38,967)
- Vessel disposal due to deconsolidation

of subsidiary (Note
4(b))
(27,908) - (27,908)
- Depreciation for the year - (44,231) (44,231)
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192